SCHEDULE OF OTHER CURRENT ASSETS (Details) - Kukugan Invest [Member] - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
PrepaymentsAndOtherCurrentAssetsLineItems [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor
Beginning balance
Additional during the period			6,527
Ending balance		$ 6,527	$ 6,527	$ 6,527